Stock-Based Compensation Other Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-Term Incentive Plans | Deferred Compensation Stock Units
Long-Term Incentive Plan, deferred compensation description
Deferred compensation arrangement description	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units and vest over three years.
Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	15,000	13,000	15,000
Common Shares | Long-Term Incentive Plans | Deferred Compensation Stock Units
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	21,000
Vested number of shares, unissued, fair value	$ 1
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 36.02	$ 41.31	$ 35.96
Common Shares | Long-Term Incentive Plans | Deferred Compensation Stock Units | Maximum
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 1	$ 1	$ 1